Other gains, net	12 Months Ended
Dec. 31, 2023
Other Gains Losses [Abstract]
Other gains, net
7.
Other gains, net

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	393	316	195
Impairment provision for investment in an associate (Note 17)	-	-	(23)
Gains on step-up acquisition arising from business combination	8	141	4
Fair value change of investments	105	26	-
Net (losses)/gains in relation to equity investments	(10)	1	12
Dividend from investments	27	14	15
Others	30	18	27
	553	516	230

Note: There are no unfulfilled conditions or contingencies related to these subsidies.